Equity (Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions				1 Months Ended				3 Months Ended		6 Months Ended	12 Months Ended
	Jan. 26, 2015	Mar. 31, 2012	Mar. 31, 2012	Apr. 30, 2015	Mar. 31, 2015	Apr. 30, 2013	Jul. 31, 2012	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Oct. 05, 2012	Dec. 31, 2011
CLASS H UNITHOLDER’S INTEREST IN NET INCOME													$ 217	$ 48	$ 0
Partners' Capital Account, Units								355,500,000					355,500,000	333,800,000	301,500,000		225,500,000
Class F Unit Distribution Rate								35.00%					35.00%
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest													99.30%
Common Units issued in connection with the Distribution Reinvestment Plan													2,800,000	2,300,000	1,000,000
Class E Units entitled to aggregate cash distributions								11.10%					11.10%
Class E unit maximum distribution								$ 1.41					$ 1.41
Maximum Class F Distribution per Unit								$ 3.75					$ 3.75
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares			2,200,000
Common Units issued in connection with the equity distribution program													21,400,000	16,900,000	1,600,000
Net proceeds from issuance of Common Units													$ 1,382	$ 1,611	$ 791
Partners' Capital Account, Sale of Units													$ 1,382	1,611	791
ETP [Member]
Equity Distribution Agreements, Value of Units Available to be Issued										$ 832
Stock Issued During Period, Shares, Dividend Reinvestment Plan										2,800,000			6,100,000
Common Units Remaining Available to be Issued Under Distribution Reinvestment Plan								7,300,000		4,500,000			7,300,000
Stock Issued During Period, Value, Dividend Reinvestment Plan										$ 155			$ 155	$ 109	$ 43
Net proceeds from issuance of Common Units						$ 657	$ 671
Sunoco Logistics [Member]
Gain from subsidiary issuances of common units													113
Equity Distribution Agreement, Maximum Aggregate Value Of Common Units Sold													$ 1,250
Proceeds from Issuance of Common Stock				$ 82						$ 547
Common Units issued in connection with the equity distribution program													10,300,000
Proceeds From Issuance Of Common Limited Partners Units Under Equity Distribution Agreement													$ 477
Fees and Commissions													5
Partners' Capital Account, Units, Sale of Units									7,700,000	13,500,000
Partners' Capital Account, Sale of Units									$ 362
Stock Issued During Period, Shares, New Issues				2,000,000
Sunoco LP [Member]
Gain from subsidiary issuances of common units													$ 62
Proceeds from Issuance of Common Stock										$ 213
Partners' Capital Account, Units, Sale of Units								9,100,000
Partners' Capital Account, Sale of Units								$ 405
Stock Issued During Period, Shares, New Issues				5,500,000
Regency
Net proceeds from issuance of Common Units		$ 297
Class E Units
Limited Partners' Capital Account, Units Outstanding								8,853,832					8,853,832	8,853,832
Eagle Rock Midstream Acquisition [Member] | Regency
Stock Issued During Period, Shares, Acquisitions													8,200,000
Proceeds from Issuance of Common Stock													$ 400
Bakken Pipeline Transaction [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares										30,800,000
Equity Method Investment, Ownership Percentage										45.00%
Payments to Acquire Businesses, Gross					$ 879
Class H Interest in Sunoco Logistics										90.05%
Class I Distributions											$ 30	$ 55
Class F Units [Member] | Sunoco [Member]
Partners' Capital Account, Units								40,000,000					40,000,000
Class G Units | ETP Holdco Transaction
Partners' Capital Account, Units																90,700,000
Class H Units
Partners' Capital Account, Units								50,200,000					50,200,000
Allocation of Profits, Losses and Other by Sunoco, Percent								50.05%					50.05%
2012 Agreement [Member] | Regency
Equity Distribution Agreement, Maximum Aggregate Value Of Common Units Sold													$ 200
Proceeds From Issuance Of Common Limited Partners Units Under Equity Distribution Agreement													34	$ 149
2014 Agreement [Member] | Regency
Equity Distribution Agreement, Maximum Aggregate Value Of Common Units Sold													400
Proceeds From Issuance Of Common Limited Partners Units Under Equity Distribution Agreement													395
2015 Agreement [Member] | Regency
Equity Distribution Agreement, Maximum Aggregate Value Of Common Units Sold	$ 1,000
November 2014 [Member]
Equity Distribution Agreement, Maximum Aggregate Value Of Common Units Sold													1,500
2014 Plans [Member]
Equity Distribution Agreements, Value of Units Available to be Issued								$ 1,410					$ 1,410
Common Units issued in connection with the equity distribution program													18,800,000
Proceeds From Issuance Of Common Limited Partners Units Under Equity Distribution Agreement													$ 1,080
Fees and Commissions													11
January 2013 [Member]
Equity Distribution Agreement, Maximum Aggregate Value Of Common Units Sold													200
May 2013 [Member]
Equity Distribution Agreement, Maximum Aggregate Value Of Common Units Sold													$ 800
2013 Plans [Member]
Common Units issued in connection with the equity distribution program													2,700,000
Proceeds From Issuance Of Common Limited Partners Units Under Equity Distribution Agreement													$ 144
Fees and Commissions													2
May 2014 [Member]
Equity Distribution Agreement, Maximum Aggregate Value Of Common Units Sold													$ 1,000
Equity Distribution Agreement [Member] | ETP [Member]
Proceeds from Issuance of Common Stock										$ 569
Fees and Commissions										6
Equity Distribution Agreement [Member] | Sunoco Logistics [Member]
Fees and Commissions										4
Net proceeds from issuance of Common Units										$ 385
Issued to wholly-owned subsidiary of ETE [Member] | Regency
Stock Issued During Period, Shares, New Issues													14,400,000
Stock Issued During Period, Value, New Issues													$ 400
Issued to wholly-owned subsidiary of ETE [Member] | Eagle Rock Midstream Acquisition [Member] | Regency
Stock Issued During Period, Shares, New Issues													16,500,000
Stock Issued During Period, Value, New Issues													$ 400
Class I Units [Member] | Bakken Pipeline Transaction [Member]
Business Acquisition Units Acquired										100
Class H Units
Business Acquisition Units Acquired										50,200,000
Class H Units | Bakken Pipeline Transaction [Member]
Business Acquisition Units Acquired										30,800,000
Class E Units | ETP [Member]
Limited Partners' Capital Account, Units Outstanding								8,900,000					8,900,000
Bakken Exchange [Member] | Class I Units [Member]
Partners' Capital Account, Units					100